Cash and Cash Equivalents - Summary of Other Outflows of Cash Classified as Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Other Cash Flows From Used In Financing Activities [Line Items]
Payment for swap derivative transactions		$ (123,627)		$ (4,674)
Other miscellaneous itemized payments for financing activities	$ (28,433)	(108,151)		(25,754)
Total other payments from financing activities	$ (28,433)	(469,905)	[1]	$ (30,428)	[1]
Enel Chile S A [Member]
Other Cash Flows From Used In Financing Activities [Line Items]
Cash and cash equivalents allocated to Enel Chile		$ (238,127)

[1]	(*) See Note 3